SEC FILE NUMBER

CUSIP NUMBER

904125-40-7

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One): ___Form 10-K ___ Form 20-F ___Form 11-K ___ Form 10-Q ___

Form N-SAR ___

For Period Ended: September 30, 2001
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
_____________________________________________________________________________

PART I -- REGISTRANT INFORMATION

__UNICO, INC.________________________________________________________________

Full Name of Registrant

_____________________________________________________________________________

Former Name if Applicable

__24 LAKESIDE AVENUE_______________________________________________________ Address of Principal Executive Office (Street and Number)

__POMPTON LAKES, NJ 07442__________________________________________________

City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

X (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

_____ (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth

_____ (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

OUR AUDITORS COULD NOT COMPLETE THEIR AUDIT BY THE DUE DATE DUE TO UNFORSEEN OBLIGATIONS WITH RESPECT TO AN AUDIT BEING CONDUCTED IN ANOTHER STATE.

PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Joseph Nicastro 973 248-1177
(Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). _X__ Yes ___ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ___ Yes _X__ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

UNICO, INC.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date November 15, 2001 By /s/ Joseph Nicastro

Joseph Nicastro

INSTRUCTION: The form may be signed by an executive officer of the registrant of by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.